STOCKHOLDERS' EQUITY Stock Repurchases (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	May 29, 2024	Mar. 01, 2023	Feb. 18, 2021
Share Repurchase Program [Line Items]
Share Repurchase Program, Excise Tax, Payable	$ 10.0	$ 3.0	$ 0.0
Payment of excise taxes related to repurchases of common stock	$ 3.0	$ 0.0	$ 0.0
2021 Repurchase Program
Share Repurchase Program [Line Items]
Share Repurchase Program, Authorized, Amount						$ 2,000.0
Stock Repurchased and Retired During Period, Shares		661,739	8,400,000
Stock Repurchased and Retired During Period, Value		$ 99.0	$ 1,139.0
Remaining authorized repurchase amount		$ 339.0
2023 Repurchase Program
Share Repurchase Program [Line Items]
Share Repurchase Program, Authorized, Amount					$ 2,000.0
Stock Repurchased and Retired During Period, Shares	8,400,000	3,900,000
Stock Repurchased and Retired During Period, Value	$ 1,150.0	$ 476.0
Remaining authorized repurchase amount	374.0
2024 Repurchase Program
Share Repurchase Program [Line Items]
Share Repurchase Program, Authorized, Amount				$ 2,000.0
Retained Earnings
Share Repurchase Program [Line Items]
Stock Repurchased and Retired During Period, Value	1,047.0	517.0	1,028.0
Additional Paid-in Capital
Share Repurchase Program [Line Items]
Stock Repurchased and Retired During Period, Value	$ 113.0	$ 62.0	$ 111.0